General	12 Months Ended
Dec. 31, 2021
Disclosure Of General Information [Abstract]
Disclosure Of General Information Explanatory
NOTE 1:	GENERAL

a.
Reporting entity:

Tremor International Ltd. (the “Company” or “Tremor International”), formerly known as Taptica International Ltd., was incorporated in Israel under the laws of the State of Israel on March 20, 2007. The ordinary shares of the Company are listed on the AIM Market of the London Stock Exchange and the American Depositary Shares ("ADSs"), each of which represents two ordinary shares of the Company, represented by the American Depositary Receipts ("ADR") are listed on the Nasdaq Capital Market (see Note 1d). The address of the registered office is 82 Yigal Alon Street Tel-Aviv, 6789124, Israel.

Tremor International is a global Company offering an end-to-end software platform that supports a wide range of media types (e.g., video, display, etc.) and devices (e.g., mobile, Connected TVs, streaming devices, desktop, etc.), creating an efficient marketplace where advertisers (buyers) are able to purchase high quality advertising inventory from publishers (sellers) at scale. Tremor Video Inc. (“Tremor Video’’), a wholly owned subsidiary, is the Company’s Demand Side Platform (“DSP”) providing full-service and self-managed marketplace access to advertisers and agencies in order to execute their digital marketing campaigns in real time across various ad formats. Unruly Group, LLC (Former name RhythmOne, LLC), provides access to the Sell Side Platform (“SSP”) which is designed to monetize digital inventory for publishers and app developers by enabling their content to have the necessary code and requirements for programmatic advertising integration. The SSP provides access to significant amounts of data, unique demand, and a comprehensive product suite to drive more effective inventory management and revenue optimization. The Company also provides a Data Management Platform (“DMP”) solution which integrates both DSP and SSP solutions enabling advertisers and publishers to use data from various sources in order to optimize results of their advertising campaigns. Tremor International Ltd. is headquartered in Israel and maintains offices throughout the US, Canada, EMEA and Asia-Pacific.

b.
On April 1, 2019, the Company completed an acquisition transaction with RhythmOne and on January 4, 2020, the Company completed an acquisition transaction with Unruly. Following the acquisition of RhythmOne and Unruly, the Company invested and developed capabilities both in the DSP and SSP solutions which launched in 2020 to offer an end-to-end platform that provides customers access to an advertising marketplace in an efficient and scalable manner utilizing machine learning, artificial intelligence and advanced algorithms. As a result of those acquisitions and their influence on the Company’s operation and other changes in the industry practice, the Company has changed revenue presentation as of 2020 to a net basis with respect to its programmatic activity.

c.
The global spread of COVID-19, which was declared a global pandemic by the World Health Organization in March 2020, has created significant volatility, global macro-economic uncertainty, and disruption in the business and financial markets. The COVID-19 pandemic and efforts to control its spread have curtailed the movement of people, goods, and services worldwide, including in the regions in which we and our customers and partners operate, and are impacting economic activity and financial markets. The spread of the COVID-19 pandemic has resulted in, regional quarantines, labor shortages or stoppages, changes in consumer purchasing patterns, and overall economic instability.

The Company has introduced a number of measures to mitigate the impact of COVID-and continues to monitor and assess the impact of the COVID pandemic on its operation, its customers and potential customers.

d.	Material events in the reporting period:

1.
On March 25, 2021, the Company paid USD 1,294 thousand to ADI founders for its exercised part of the call option, a lower amount than was originally scheduled. D.A. Consortium, Inc., a minority shareholder of ADI, exercised, effective March 5, 2021, its put option pursuant to the Shareholders Agreement dated July 17, 2016, as amended November 20, 2020, to sell to Taptica Japan GK, a wholly owned subsidiary, its entire shareholding in ADI, reflecting 2,120 Shares of ADI, for a purchase price equal to seven times the actual net profit of ADI for the last fiscal year, reflecting USD 1,120 thousand which was paid on April 2021. Following the closing of the put option exercise, the Company owns through its subsidiary 100% of the share capital of ADI.

2.
On June 22, 2021, the Company completed its initial public offering in the U.S. of 6,768,953 American Depositary Shares ("ADSs"), at a public offering price of USD 19.00 per ADS, for aggregate proceeds of USD 128.6 million before deducting underwriting discounts and commissions (the “Nasdaq IPO”). Each ADS represents two Ordinary Shares of the Company. The ADSs began trading on the Nasdaq Global Market on June 18, 2021, under the ticker symbol “TRMR”. The Company also granted the underwriters of the Nasdaq IPO a 30-day option to purchase additional up to 1,015,342 ADSs from the Company at the initial public offering price of USD 19.00 per ADS, which the underwriters subsequently exercised in full on July 15, 2021, for total additional consideration of USD 19.3 million in gross proceeds to the Company before deducting underwriting discounts and commissions.

3.
Effective upon completion of the Nasdaq IPO, on June 22, 2021, the Company granted an aggregate of 4,725,000 Restricted Share Units (“RSUs”) and 2,025,000 Performance Share Units (“PSUs”) to its three Executive Directors, pursuant to the terms of the Company’s 2017 Equity Incentive Plan and the Company’s Global Share Incentive Plan (2011). The grant of the RSUs and PSUs awards was approved by the Company’s shareholders on April 30, 2021 (subject to the completion of the Nasdaq IPO). The RSU awards vest gradually over a period of three years, with 8.33% of each such grant vesting each quarter, subject to the executive continuing to be employed by a Company on the applicable vesting date. The PSU awards vest gradually over a period of three years, with 33.33% of each grant vesting each year, subject to (i) the executive continuing to be employed by a Company on the applicable vesting date, and (ii) compliance with performance-based metrics determined by the Compensation Committee of the Board of Directors of the Company.

The fair value of each RSU and PSU granted to the Executive Directors as of April 30, 2021, is 720 pence (approximately USD 10.02) per Ordinary Share, based on the market value of the Company’s quoted Ordinary Shares on AIM.

The estimated aggregated cost of the 4,725,000 RSUs and 2,025,000 PSUs awards, assuming 100% vesting, will be approximately USD 67 million over the three-year vesting period commencing June 22, 2021.

In addition, effective upon completion of the Nasdaq IPO on June 22, 2021, the Company’s three Executive Directors are entitled to a special bonus in recognition for their special contribution to the completion of the Nasdaq IPO in the amount of USD 500,000, as approved by the Company’s shareholders on April 30, 2021 (subject to the completion of the Nasdaq IPO). The special bonuses payable to the Executive Directors were part of an aggregate USD 2.9 million special bonus for the Company executives and employees, as approved and allocated by the Company’s Board of Directors (out of an aggregate USD 5 million that was initially approved).

On April 22, 2021, the Company’s shareholders approved an increase of 6,500,000 Ordinary Shares to the aggregate available pool of the Company’s 2017 Equity Incentive Plan and the Company’s Global Share Incentive Plan (2011) (with 80% of the increase allocated to the 2017 Plan and 20% of the increase allocated to the 2011 Plan).

4.
On October 18, 2021, the Company completed the acquisition of SpearAd (the "SpearAd") (See Note 20).

SpearAd's ad server technology will be integrated into Tremor's Unruly SSP, enabling CTV header bidding, channel inventory and ad pod management - complementing the Company's existing robust end-to-end technology stack, which also includes the Tremor Video DSP.

e.	Definitions: In these financial statements –

The Company	-	Tremor International Ltd.

The Group	-	Tremor International Ltd. and its subsidiaries.

Subsidiaries	-
Companies, the financial statements of which are fully consolidated, directly, or indirectly, with the financial statements of the Company such as Unruly Group LLC, Unruly Holding Ltd, Tremor Video Inc.

Related party	-	As defined by IAS 24, “Related Party Disclosures”.